Accounts Receivable, Net	12 Months Ended
Mar. 31, 2026
Accounts Receivable, Net [Abstract]
ACCOUNTS RECEIVABLE, NET

NOTE 4 — ACCOUNTS RECEIVABLE, NET

Accounts receivable, net consists of the following:

	March 31, 2026	March 31, 2025
Accounts receivable	$18,949,303	$22,101,932
Less: allowance for expected credit loss	(3,970,434)	(2,957,829)
	$14,978,869	$19,144,103

The movement of allowance for expected credit loss is as follow:

	March 31, 2026	March 31, 2025
Balance at beginning of the year	$2,957,829	$1,642,216
Provision	834,139	1,331,258
Exchange adjustment	178,466	(15,645)
Ending balance	$3,970,434	$2,957,829

As of and through July 31, 2026, the Company has received approximately $8.6 million in settlement of accounts receivable from its customers.